UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

50606 Ameriprise Financial Center
Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Portfolios, Inc.
Schedules of Investments (unaudited)
March 31, 2009

Seligman Capital Portfolio

	Shares	Value

Common Stocks 94.5%
Aerospace and Defense 1.2%
Precision Castparts	1,100	$65,890

Airlines 1.1%
Delta Air Lines*	11,400	64,182

Biotechnology 1.8%
Alexion Pharmaceuticals*	700	26,362
Biogen Idec*	400	20,968
Vertex Pharmaceuticals*	1,900	54,587

		101,917

Capital Markets 0.9%
BlackRock	400	52,016

Chemicals 2.0%
Celanese (Series A)	1,300	17,381
Ecolab	800	27,784
Potash Corp. of Saskatchewan	800	64,648

		109,813

Communications Equipment 3.3%
F5 Networks*	5,500	115,225
InterDigital*	2,580	66,616

		181,841

Construction and Engineering 2.3%
Fluor	800	27,640
Foster Wheeler*	3,700	64,639
Quanta Services*	1,800	38,610

		130,889

Diversified Consumer Services 5.9%
Apollo Group (Class A)*	1,600	125,328
Corinthian Colleges*	4,700	91,415
DeVry	1,700	81,906
H&R Block	1,600	29,104

		327,753

Diversified Financial Services 1.0%
Interactive Brokers Group*	3,300	53,229

Diversified Telecommunication Services 1.3%
Qwest Communications International	21,600	73,872

Electric Utilities 1.9%
ITC Holdings	2,400	104,688

Electrical Equipment 1.1%
General Cable*	3,200	63,424

Electronic Equipment, Instruments and Components 2.4%
FLIR Systems*	6,400	131,072

Energy Equipment and Services 4.2%
Cameron International*	2,600	57,018
Diamond Offshore Drilling	600	37,716
Noble	5,800	139,722

		234,456

Food Products 0.5%
Archer Daniels Midland	1,100	30,558

Health Care Equipment and Supplies 4.1%
Alcon	700	63,637
Hologic*	2,700	35,343
Intuitive Surgical*	300	28,608
Nuvasive*	800	25,104
St. Jude Medical*	1,000	36,330
Varian Medical Systems*	1,300	39,572

		228,594

Health Care Providers and Services 1.7%
Express Scripts*	1,600	73,872
WellPoint*	500	18,985

		92,857

Hotels, Restaurants and Leisure 3.4%
Bally Technologies*	6,600	121,572
Royal Caribbean Cruises	8,600	68,886

		190,458

Household Durables 1.5%
Lennar (Class A)	3,800	28,538
NVR*	130	55,608

		84,146

Insurance 3.8%
ACE	800	32,320
AFLAC	5,200	100,672
Axis Capital Holdings	2,500	56,350
Prudential Financial	1,100	20,922

		210,264

Internet Software and Services 6.3%
Equinix*	1,300	72,995
McAfee*	3,500	117,250
SAVVIS	25,786	159,615

		349,860

IT Services 2.4%
Cognizant Technology Solutions (Class A)*	3,200	66,528
Mastercard (Class A)	400	66,992

		133,520

Life Sciences Tools and Services 1.3%
Illumina*	500	18,620
Life Technologies*	1,700	55,216

		73,836

Machinery 2.1%
ITT	1,950	75,016
Joy Global	1,950	41,535

		116,551

Metals and Mining 2.7%
Agnico-Eagle Mines	2,000	113,840
US Steel	1,800	38,034

		151,874

Multi-Utilities 0.5%
Public Service Enterprise Group	900	26,523

Multiline Retail 2.1%
Dollar Tree*	2,600	115,830

Oil, Gas and Consumable Fuels 2.4%
Noble Energy	1,800	96,984
Southwestern Energy*	1,300	38,597

		135,581

Personal Products 1.9%
Mead Johnson Nutrition (Class A)	3,600	103,932

Pharmaceuticals 3.9%
Allergan	1,500	71,640
Mylan*	8,800	118,008
Sepracor*	2,000	29,320

		218,968

Professional Services 2.0%
FTI Consulting*	2,200	108,856

Road and Rail 1.5%
CSX	2,300	59,455
J.B. Hunt Transport Services	1,000	24,110

		83,565

Semiconductors and Semiconductor Equipment 8.2%
Intersil (Class A)*	7,600	87,400
Marvell Technology Group*	22,200	203,352
Microsemi*	14,300	165,880

		456,632

Software 6.4%
BMC Software*	2,550	84,150
Macrovision Solutions*	15,202	270,444

		354,594

Specialty Retail 3.8%
Sherwin-Williams	1,800	93,546
Urban Outfitters*	7,220	118,191

		211,737

Transportation Infrastructure 0.6%
Aegean Marine Petroleum Network	2,100	35,175

Wireless Telecommunication Services 1.0%
NII Holdings*	1,900	28,500
SBA Communications	1,100	25,630

		54,130

Total Common Stocks		5,263,083

Preferred Stocks 0.1%
Consumer Finance 0.1%
Capital One Financial 7.5%	300	4,440

Money Market Fund 5.5%
SSgA U.S. Treasury Money Market Fund	306,737	306,737

Total Investments 100.1%		5,574,260

Other Assets Less Liabilities (0.1)%		(4,091)

Net Assets 100.0%		$5,570,169

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Prinicpal Amount or Shares		Value

US Government and Government Agency Securities 99.9%
US Government Securities 12.5%
US Treasury Notes:
4.5%, 4/30/2009	2.03%	$500,000		$500,972
4.5%, 4/30/2009	2.30	250,000		250,484
4.5%, 4/30/2009	2.13	250,000		250,448

Total US Government Securities				1,001,904

Government Agency Securitiesø 87.4%
Fannie Mae 0.08%, 4/27/2009	0.08	2,000,000		1,999,885
Federal Farm Credit Bank 0.16%, 4/9/2009	0.16	1,500,000		1,499,947
Federal Home Loan Bank 0.01%, 4/1/2009	0.01	1,600,000		1,600,000
Freddie Mac 0.20%, 4/6/2009	0.20	1,900,000		1,899,947

Total Government Agency Securities				6,999,779

Total US Government and Government Agency Securities				8,001,683

Money Market Fund 0.9%
SSgA U.S. Treasury Money Market Fund		74,340	shs.	74,340

Total Investments 100.8%				8,076,023

Other Assets Less Liabilities (0.8)%				(65,319)

Net Assets 100.0%				$8,010,704

Seligman Common Stock Portfolio

	Shares or Principal Amount		Value

Common Stocks 98.9%
Aerospace and Defense 1.8%
General Dynamics	322	shs.	$13,392
United Technologies	598		25,702

			39,094

Air Freight and Logistics 0.2%
C.H. Robinson Worldwide	70		3,193

Beverages 5.1%
Coca-Cola	1,224		53,795
PepsiCo	1,111		57,194

			110,989

Biotechnology 3.8%
Amgen*	963		47,688
Celgene*	113		5,017
Cephalon*	78		5,312
Gilead Sciences*	541		25,059

			83,076

Capital Markets 2.6%
Charles Schwab	518		8,029
Goldman Sachs Group	184		19,508
Morgan Stanley	1,259		28,667

			56,204

Chemicals 1.2%
Dow Chemical	3,061		25,804

Commercial Banks 1.6%
BB&T	312		5,279
Fifth Third Bancorp	745		2,175
KeyCorp	638		5,021
PNC Financial Services Group	312		9,138
SunTrust Banks	315		3,698
Wells Fargo	639		9,099

			34,410

Commercial Services and Supplies 0.5%
Republic Services	291		4,991
Waste Management	217		5,555

			10,546

Communications Equipment 4.6%
Cisco Systems*	3,471		58,209
Corning	1,101		14,610
QUALCOMM	713		27,743

			100,562

Computers and Peripherals 5.0%
Dell*	1,095		10,381
International Business Machines	977		94,662
Lexmark International (Class A)*	281		4,740

			109,783

Consumer Finance 0.2%
Capital One Financial	366		4,480

Diversified Consumer Services 0.4%
H&R Block	524		9,532

Diversified Financial Services 3.3%
Bank of America	4,577		31,215
Citigroup	8,312		21,029
JPMorgan Chase	726		19,297

			71,541

Diversified Telecommunication Services 0.2%
Embarq	96		3,634

Electrical Equipment 0.3%
Emerson Electric	204		5,830

Energy Equipment and Services 2.0%
Baker Hughes	211		6,024
Ensco International	245		6,468
Halliburton	566		8,756
National Oilwell Varco*	266		7,637
Noble	259		6,239
Weatherford International	803		8,889

			44,013

Food and Staples Retailing 5.5%
Wal-Mart Stores	2,144		111,702
Walgreen	264		6,853

			118,555

Food Products 1.5%
General Mills	604		30,128
Sara Lee	433		3,499

			33,627

Health Care Equipment and Supplies 0.5%
Covidien	344		11,435

Health Care Providers and Services 0.5%
Cardinal Health	108		3,400
CIGNA	444		7,810

			11,210

Hotels, Restaurants and Leisure 2.5%
McDonald’s	1,013		55,279

Household Products 4.6%
Kimberly-Clark	96		4,427
Procter & Gamble	2,052		96,629

			101,056

Industrial Conglomerates 1.3%
3M	189		9,397
Tyco International	916		17,917

			27,314

Insurance 6.0%
AFLAC	281		5,440
Allstate	1,474		28,227
AON	245		10,001
Chubb	194		8,210
Marsh & McLennan	608		12,312
MetLife	552		12,569
Progressive	1,417		19,044
Prudential Financial	317		6,029
Travelers	703		28,570

			130,402

Internet Software and Services 0.4%
Symantec*	605		9,039

IT Services 1.0%
Affiliated Computer Services (Class A)*	87		4,166
Automatic Data Processing	349		12,271
Mastercard (Class A)	32		5,359

			21,796

Machinery 0.4%
Illinois Tool Works	274		8,453

Media 1.4%
CBS (Class B)	585		2,246
Comcast (Class A)*	1,913		26,093
Gannett	1,000		2,200

			30,539

Metals and Mining 1.1%
Freeport-McMoRan Copper & Gold	226		8,613
Nucor	380		14,505

			23,118

Multi-Utilities 0.4%
PG&E	248		9,479

Multiline Retail 0.4%
Family Dollar Stores	232		7,742

Oil, Gas and Consumable Fuels 13.8%
Apache	199		12,754
Chesapeake Energy	226		3,856
Chevron	1,963		131,992
ConocoPhillips	894		35,009
Exxon Mobil	304		20,702
Hess	315		17,073
Marathon Oil	754		19,823
Murphy Oil	159		7,118
Noble Energy	107		5,765
Occidental Petroleum	601		33,446
Southwestern Energy	77		2,286
Spectra Energy	387		5,472
Valero Energy	309		5,531

			300,827

Pharmaceuticals 14.0%
Forest Laboratories*	537		11,793
Johnson & Johnson	2,040		107,304
King Pharmaceuticals*	818		5,783
Eli Lilly	349		11,660
Merck	832		22,256
Pfizer	7,483		101,918
Schering-Plough	1,224		28,825
Wyeth	331		14,246

			303,785

Real Estate Investment Trusts 0.1%
Equity Residential	156		2,863

Road and Rail 2.6%
Burlington Northern Santa Fe	182		10,947
CSX	356		9,203
Norfolk Southern	502		16,942
Union Pacific	457		18,787

			55,879

Semiconductors and Semiconductor Equipment 0.6%
Altera*	312		5,476
MEMC Electronic Materials*	203		3,347
Xilinx	247		4,733

			13,556

Specialty Retail 6.6%
Bed Bath & Beyond*	242		5,989
Best Buy	209		7,934
The Gap	624		8,106
Home Depot	4,026		94,853
Lowe’s	1,038		18,944
Sherwin-Williams	147		7,640

			143,466

Textiles, Apparel and Luxury Goods 0.4%
Coach*	497		8,300

Wireless Telecommunication Services 0.5%
Sprint Nextel	3,022		10,789

Total Common Stocks			2,151,200

Short-Term Holdings 1.7%
Money Market Fund 1.4%
SSgA U.S. Treasury Money Market Fund	31,770		31,770

Equity-Linked Notesøø 0.3%
Lehman Brothers:**
53.51%, 9/14/2008 (a)	$33,000		3,271
39.5%, 10/2/2008 (b)	33,000		2,642

			5,913

Total Short-Term Holdings			37,683

Total Investments 100.6%			2,188,883

Other Assets Less Liabilities (0.6)%			(12,536)

Net Assets 100.0%			$2,176,347

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value

Common Stocks 91.6%
Application Software 4.1%
Adobe Systems	8,200	shs.	$175,398
Aspen Technology	14,200		99,258
Lawson Software*	4,400		18,700
Mentor Graphics	105,200		467,088
Parametric Technology*	61,000		608,780

			1,369,224

Communications Equipment 10.1%
Cisco Systems*	81,400		1,365,078
NICE Systems*	2,600		64,636
Nortel Networks*	16		4
QUALCOMM	33,300		1,295,703
Riverbed Technology*	48,700		636,996

			3,362,417

Computer Hardware 6.3%
Apple*	14,600		1,534,752
Hewlett-Packard	18,100		580,286

			2,115,038

Computer Storage and Peripherals 9.8%
Electronics for Imaging*	66,200		648,760
EMC*	83,000		946,200
NetApp*	113,800		1,688,792

			3,283,752

Electronic Manufacturing Services 0.4%
Jabil Circuit	22,100		122,876

Health Care Distributors 2.7%
AmerisourceBergen	11,400		372,324
Cardinal Health	8,900		280,172
McKesson	7,500		262,800

			915,296

Health Care Equipment 3.7%
Baxter International	7,200		368,784
Kinetic Concepts*	16,000		337,920
Medtronic	13,700		403,739
Stryker	3,500		119,140

			1,229,583

Health Care Services 1.2%
Laboratory Corporation of America Holdings*	7,100		415,279

Home Entertainment Software 1.2%
Activision Blizzard*	37,700		394,342

Internet Software and Services 16.0%
GigaMedia*	8,300		45,816
McAfee*	65,300		2,187,550
Open Text*	33,600		1,157,184
SonicWALL*	31,000		138,260
Symantec*	121,623		1,817,048

			5,345,858

IT Consulting and Other Services 5.9%
Amdocs*	106,800		1,977,936

IT Services 0.6%
Fiserv*	5,600		204,176

Life Sciences Tools and Services 1.3%
Charles River Laboratories International*	4,294		116,840
Life Technologies*	6,662		216,382
PerkinElmer	6,800		86,836

			420,058

Semiconductors 5.5%
Marvell Technology Group*	170,598		1,562,678
Maxim Integrated Products	11,900		157,199
Taiwan Semiconductor Manufacturing	64,000		97,004

			1,816,881

Systems Software 11.8%
BMC Software*	35,400		1,168,200
Check Point Software Technologies*	102,000		2,265,420
Citrix Systems*	1,500		33,960
Microsoft	11,600		213,092
Oracle*	10,100		182,507
Red Hat*	3,156		56,303

			3,919,482

Technical Software 10.7%
Cadence Design Systems*	72,600		304,920
Magma Design Automation*	22,600		16,950
Synopsys*	157,200		3,258,756

			3,580,626

Technology Distributors 0.3%
Avnet*	5,519		96,638

Total Common Stocks			30,569,462

Convertible Bonds 0.3%
Health Care Equipment 0.3%
Kinetic Concepts 3.25%, 4/15/2015	$122,000		81,892

Money Market Fund 7.5%
SSgA U.S. Treasury Money Market Fund	2,505,773	shs.	2,505,773

Total Investments 99.4%			33,157,127

Other Assets Less Liabilities 0.6%			203,577

Net Assets 100.0%			$33,360,704

Seligman Global Technology Portfolio

	Shares	Value

Common Stocks 92.6%
Canada 3.7%
Open Text* (Internet Software and Services)	4,400	$151,536

China 1.0%
Perfect World (ADR)* (Home Entertainment Software)	1,500	21,075
VanceInfo Technologies (ADR)* (Application Software)	4,100	20,500

		41,575

France 0.8%
UbiSoft Entertainment* (Home Entertainment Software)	1,878	34,358

Israel 8.2%
Check Point Software Technologies* (Systems Software)	12,211	271,206
NICE Systems (ADR)* (Communications Equipment)	2,400	59,664

		330,870

Japan 2.5%
Hirose Electric (Electronic Components)	200	19,373
Ibiden (Electrical Components and Equipment)	500	12,242
Murata Manufacturing (Electronic Components)	1,000	38,662
Nidec (Electronic Components)	700	31,751

		102,028

Netherlands 0.7%
Koninklijke (Royal) KPN (Integrated Telecommunication Services)	2,100	28,084

South Korea 1.7%
LG Electronics (Consumer Electronics)	370	24,595
LG Philips LCD* (Electronic Components)	2,150	43,875

		68,470

Taiwan 5.1%
Acer (Computer Hardware)	22,375	33,799
Au Optronics* (Electronic Equipment and Instruments)	52,000	43,326
GigaMedia* (Internet Software and Services)	1,500	8,280
High Tech Computer (Computer Hardware)	6,000	74,280
Silicon Integrated Systems* (Semiconductors)	56,000	11,984
Taiwan Semiconductor Manufacturing (Semiconductors)	16,000	24,363
Tripod Technology (Electronic Components)	7,000	9,376

		205,408

United Kingdom 1.3%
Micro Focus International (Application Software)	9,741	42,163
Vodaphone Group (ADR)(Wireless Telecommunication Services)	555	9,668

		51,831

United States 67.6%
Activision Blizzard* (Home Entertainment Software)	4,700	49,162
Adobe Systems (Application Software)	1,000	21,390
Amdocs* (IT Consulting and Other Services)	12,900	238,908
Apple* (Computer Hardware)	1,100	115,632
Ariba* (Internet Software and Services)	1,700	14,841
Aspen Technology (Application Software)	4,541	31,742
Avnet* (Technology Distributors)	708	12,397
BMC Software* (Systems Software)	4,600	151,800
Cadence Design Systems* (Technical Software)	9,100	38,220
Cisco Systems* (Communications Equipment)	7,500	125,775
Citrix Systems* (Systems Software)	200	4,528
Electronics for Imaging* (Computer Storage and Peripherals)	2,400	23,520
EMC* (Computer Storage and Peripherals)	9,700	110,580
Fiserv* (IT Services)	700	25,522
Hewlett-Packard (Computer Hardware)	3,300	105,798
International Business Machines (Computer Hardware)	600	58,134
Lawson Software* (Application Software)	3,200	13,600
Magma Design Automation* (Technical Software)	4,500	3,375
Marvell Technology Group* (Semiconductors)	20,365	186,543
Maxim Integrated Products (Semiconductors)	1,500	19,815
McAfee* (Internet Software and Services)	9,029	302,472
Mentor Graphics (Application Software)	10,395	46,154
Microsoft (Application Software)	1,500	27,555
NetApp* (Computer Storage and Peripherals)	10,000	148,400
Oracle* (Systems Software)	300	5,421
Parametric Technology* (Application Software)	5,400	53,892
PerkinElmer (Life Sciences Tools and Services)	500	6,385
QUALCOMM (Communications Equipment)	4,000	155,640
Red Hat* (Systems Software)	500	8,920
Riverbed Technology* (Communications Equipment)	5,900	77,172
SonicWALL* (Internet Software and Services)	7,745	34,543
Symantec* (Internet Software and Services)	15,100	225,594
Synopsys* (Technical Software)	14,500	300,585

		2,744,015

Total Investments 92.6%		3,758,175

Other Assets Less Liabilities 7.4%		298,363

Net Assets 100.0%		$4,056,538

Seligman International Growth Portfolio

	Shares	Value

Common Stocks 96.5%
Australia 1.3%
CSL (Biotechnology)	758	$17,151

Austria 0.5%
OMV (Oil, Gas and Consumable Fuels)	204	6,782

Belgium 0.7%
Hansen Transmissions International* (Machinery)	6,328	8,973

Brazil 2.8%
Companhia Vale do Rio Doce “CVRD” (ADR) (Metals and Mining)	1,300	17,290
Petroleo Brasileiro “Petrobras” (ADR) (Oil, Gas and Consumable Fuels)	600	18,282

		35,572

Canada 4.7%
Agnico-Eagle Mines (Metals and Mining)	200	11,384
Canadian Natural Resources (Oil, Gas and Consumable Fuels)	500	19,396
EnCana (Oil, Gas and Consumable Fuels)	400	16,371
Potash Corp. of Saskatchewan (Chemicals)	170	13,738

		60,889

China 2.4%
Baidu.com (ADR)* (Internet Software and Services)	100	17,660
China Life Insurance (Class H)* (Insurance)	3,000	9,870
Ping An Insurance Group of China (Class H) (Insurance)	500	2,995

		30,525

Denmark 0.7%
Vestas Wind Systems(Electrical Equipment)	210	9,274

Finland 2.0%
Fortum (Electric Utilities)	636	12,106
Nokia (Communications Equipment)	1,150	13,463

		25,569

France 8.4%
BNP Paribas (Commercial Banks)	358	14,756
Carrefour (Food and Staples Retailing)	171	6,664
Ipsen (Pharmaceuticals)	273	10,495
Sanofi-Aventis (Pharmaceuticals)	532	29,855
Technip (Energy Equipment and Services)	513	18,080
Total (Oil, Gas and Consumable Fuels)	381	18,896
Vallourec (Machinery)	112	10,383

		109,129

Germany 5.3%
Daimler (Automobiles)	249	6,329
Deutsche Bank (Capital Markets)	369	15,009
Metro (Food and Staples Retailing)	582	19,237
Siemens (Industrial Conglomerates)	489	28,004

		68,579

Hong Kong 1.1%
Li & Fung(Distributors)	4,000	9,437
The Link Real Estate Investment Trust (Real Estate Investment Trusts)	2,500	4,943

		14,380

Israel 2.6%
Teva Pharmaceutical Industries (ADR) (Pharmaceuticals)	750	33,788

Japan 11.3%
Denso (Auto Components)	400	8,081
Fanuc (Machinery)	100	6,853
Honda Motor (Automobiles)	200	4,785
Matsushita Electric Industrial (Household Durables)	900	9,890
Nintendo (Software)	90	26,400
Nippon Electric Glass (Electronic Equipment, Instruments and Components)	1,000	7,102
Nomura Holdings (Capital Markets)	2,100	10,576
Rakuten (Internet and Catalog Retail)	33	15,779
Rohm (Semiconductors and Semiconductor Equipment)	200	10,020
Shin Etsu Chemical (Chemicals)	200	9,816
SoftBank (Wireless Telecommunication Services)	700	8,940
Tokyo Electron (Semiconductors and Semiconductor Equipment)	400	15,068
Uni-Charm (Household Products)	200	12,186

		145,496

Netherlands 8.5%
Ahold* (Food and Staples Retailing)	3,389	37,102
ASML Holding* (Semiconductors and Semiconductor Equipment)	1,061	18,781
Koninklijke (Royal) KPN(Diversified Telecommunication Services)	2,611	34,918
Qiagen* (Life Sciences Tools and Services)	1,200	19,230

		110,031

Russia 2.4%
Mobile Telesystems (ADR)(Wireless Telecommunication Services)	400	11,968
OAO Gazprom (ADR)† (Energy Equipment and Services)	1,238	18,384

		30,352

South Korea 2.0%
Samsung Electronics (Semiconductors and Semiconductor Equipment)	62	25,607

Spain 1.8%
Industria de Diseno Textil (Specialty Retail)	426	16,570
Telefonica (Diversified Telecommunication Services)	336	6,711

		23,281

Sweden 3.2%
Hennes & Mauritz (Specialty Retail)	196	7,357
Swedish Match* (Tobacco)	1,191	17,218
Telefonaktiebolaget LM Ericsson (B Shares) (Communications Equipment)	2,037	16,553

		41,128

Switzerland 12.9%
ABB* (Electrical Equipment)	1,325	18,487
Actelion* (Biotechnology)	270	12,329
Credit Suisse Group (Capital Markets)	517	15,681
Julius Baer Holding (Capital Markets)	249	6,108
Nestle (Food Products)	993	33,613
Nobel Biocare Holding (Health Care Equipment and Supplies)	744	12,705
Roche Holding (Pharmaceuticals)	278	38,168
Sonova Holding (Health Care Equipment and Supplies)	86	5,201
Syngenta (Chemicals)	55	11,057
UBS (Capital Markets)	1,440	13,680

		167,029

Taiwan 1.2%
Taiwan Semiconductor Manufacturing (ADR) (Semiconductors and Semiconductor Equipment)	1,700	15,215

United Kingdom 20.7%
ARM Holdings (Semiconductors and Semiconductor Equipment)	9,387	13,792
Autonomy* (Software)	1,292	24,208
BG Group (Oil, Gas and Consumable Fuels)	1,303	19,750
BHP Billiton (Metals and Mining)	975	19,304
BP (Oil, Gas and Consumable Fuels)	1,075	7,194
British American Tobacco (Tobacco)	652	15,097
Capita Group (Professional Services)	562	5,463
easyJet* (Airlines)	4,421	17,744
Imperial Tobacco Group (Tobacco)	540	12,128
Kingfisher (Specialty Retail)	6,029	12,920
Michael Page International (Professional Services)	2,932	7,706
Rio Tinto (Metals and Mining)	903	30,236
J Sainsbury (Food and Staples Retailing)	2,638	11,830
Standard Chartered(Commercial Banks)	1,985	24,623
Vodafone Group (Wireless Telecommunication Services)	18,767	32,786
William Morrison Supermarkets (Food and Staples Retailing)	3,513	12,860

		267,641

Total Investments 96.5%		1,246,391

Other Assets Less Liabilities 3.5%		45,834

Net Assets 100.0%		$1,292,225

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount or Shares		Value

US Government and Government Agency Securities 54.3%
US Government Securities 30.4%
US Treasury Bonds:
5.375%, 2/15/2031	$16,000		$20,178
4.375%, 2/15/2038	45,000		51,131
US Treasury Inflation-Protected Security 1.625%, 1/15/2015	5,528		5,594
US Treasury Notes:
0.875%, 2/28/2011	20,000		20,044
4.5%, 2/28/2011	95,000	‡	101,695
1.5%, 12/31/2013	35,000		34,923
1.875%, 2/28/2014	90,000		91,013
1.75%, 3/31/2014	45,000		45,169
4%, 2/15/2015	25,000		27,973
2.75%, 2/15/2019	95,000		95,549
US Treasury STRIPS Principal 6.5%, 11/15/2026##	100,000	‡	51,959

			545,228

Government Agency SecuritiesØ 10.7%
Federal Farm Credit 3.4%, 2/7/2013	40,000	‡	41,433
Fannie Mae:
3.255%, 6/9/2010	15,000		15,375
3.25%, 8/12/2010	10,000		10,289
4.75%, 11/19/2012	10,000		10,972
5.125%, 1/2/2014	35,000		36,211
5%, 7/9/2018	15,000		15,014
Federal Home Loan Bank:
2.625%, 5/20/2011	45,000		45,709
5%, 11/17/2017	10,000		10,946
Freddie Mac 5%, 7/15/2014	5,000		5,614

			191,563

Government Agency Mortgage-Backed SecuritiesØ†† 13.2%
Fannie Mae:
4.5%, 12/1/2020#	15,722		16,288
5.35%, 4/1/2036#	19,651		20,347
5.954%, 8/1/2036#	18,692		19,374
6.5%, 9/1/2037	32,431		34,089
Freddie Mac 6.164%, 8/1/2036#	16,361		16,949
Freddie Mac Gold:
5.5%, TBA 4/2009	100,000		104,266
6.5%, TBA 4/2009	25,000		26,332

			237,645

Total US Government and Government Agency Securities			974,436

Corporate Bonds 19.1%
Air Freight and Logistics 0.3%
FedEx 8%, 1/15/2019	5,000		5,271

Beverages 0.8%
Dr Pepper Snapple Group 6.82%, 5/1/2018	10,000		9,454
SABMiller 5.7%, 1/15/2014†	5,000		4,866

			14,320

Capital Markets 0.1%
Lehman Brothers Holdings 6.875%, 5/2/2018**	15,000		1,800

Commercial Banks 0.3%
Wells Fargo 5.625%, 12/11/2017	5,000		4,570

Commercial Services and Supplies 0.4%
RR Donnelley & Sons 6.125%, 1/15/2017	10,000		6,679

Consumer Finance 0.2%
General Electric Capital 6.875%, 1/10/2039	5,000		4,089

Diversified Financial Services 0.5%
Bank of America 5.65%, 5/1/2018	5,000		4,178
JPMorgan Chase 6%, 1/15/2018	5,000		5,059

			9,237

Diversified Telecommunication Services 3.4%
AT&T 5.5%, 2/1/2018	5,000		4,843
BellSouth 5.2%, 9/15/2014	15,000		15,104
TELUS 8%, 6/1/2011	10,000		10,414
Verizon New York 6.875%, 4/1/2012	30,000		30,748

			61,109

Electric Utilities 2.2%
Cleveland Electric Illuminating 8.875%, 11/15/2018	5,000		5,551
Consumers Energy 6.7%, 9/15/2019	5,000		5,186
Duke Energy 6.3%, 2/1/2014	5,000		5,124
Indiana Michigan Power:
7%, 3/15/2019	5,000		4,891
6.05%, 3/15/2037	5,000		3,989
Jersey Central Power & Light 7.35%, 2/1/2019	5,000		5,118
Sierra Pacific Power 6%, 5/15/2016	10,000		9,413

			39,272

Energy Equipment and Services 0.4%
Nexen 6.4%, 5/15/2037	5,000		3,556
Weatherford International 7%, 3/15/2038	5,000		3,644

			7,200

Food Products 0.3%
ConAgra Foods 6.7%, 8/1/2027	5,000		5,030

Gas Utilities 2.1%
Colorado Interstate Gas 6.8%, 11/15/2015	15,000		14,136
Nisource Finance 6.8%, 1/15/2019	5,000		4,025
Northwest Pipeline 7%, 6/15/2016	5,000		5,052
Transcontinental Gas Pipe Line:
7%, 8/15/2011	5,000		5,064
6.4%, 4/15/2016	10,000		9,773

			38,050

Media 2.3%
Comcast 5.7%, 5/15/2018	5,000		4,698
News America 6.65%, 11/15/2037	5,000		3,757
Thomson Reuters 6.50%, 7/15/2018	35,000		32,660

			41,115

Multi-Utilities 1.4%
CenterPoint Energy Resources 7.75%, 2/15/2011	10,000		10,166
Dominion Resources 5.6%, 11/15/2016	15,000		14,449

			24,615

Oil, Gas and Consumable Fuels 3.1%
Anadarko Petroleum 5.95%, 9/15/2016	10,000		8,625
Canadian Natural Resources 6.75%, 2/1/2039	5,000		3,969
EnCana 5.9%, 12/1/2017	15,000		14,181
Marathon Oil 7.5%, 2/15/2019	5,000		5,046
XTO Energy:
4.625%, 6/15/2013	15,000		14,537
6.25%, 8/1/2017	10,000		9,768

			56,126

Road and Rail 0.5%
CSX 6.25%, 4/1/2015	10,000		9,102

Wireless Telecommunication Services 0.8%
Rogers Communications 6.8%, 8/15/2018	15,000		15,018

Total Corporate Bonds			342,603

Asset-Backed Securities†† 2.8%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	15,000		14,472
Centex Home Equity 2.572%, 12/25/2032#	19,243		2,154
Irwin Home Equity 0.902%, 2/25/2034#	12,779		8,642
Structured Asset Securities 4.04%, 6/25/2033#	35,130		25,278

Total Asset-Backed Securities			50,546

Collateralized Mortgage Obligations†† 2.7%
Bank of America Mortgage Securities 4.517%, 7/25/2034#	5,651		3,684
GS Mortgage Loan Trust 5.351%, 7/25/2035#	16,087		9,657
Homestar Mortgage Acceptance 0.842%, 3/25/2034#	9,193		4,555
Indymac Index Mortgage Loan Trust 5.975%, 3/25/2036#†	27,602		11,475
Wells Fargo 4.726%, 7/25/2034#	23,611		19,224

Total Collateralized Mortgage Obligations			48,595

Foreign Government Agency Securities 0.5%
Corporacion Andina de Fomento 5.75%, 1/12/2017	10,000		8,358

Money Market Fund 29.1%
SSgA U.S. Treasury Money Market Fund	523,502	shs.	523,502

Total Investments 108.5%			1,948,040

Other Assets Less Liabilities (8.5)%			(152,409)

Net Assets 100.0%			$1,795,631

Seligman Large-Cap Value Portfolio

	Shares	Value

Common Stocks 93.7%
Aerospace and Defense 9.0%
General Dynamics	1,300	$54,067
Honeywell International	1,500	41,790
United Technologies	1,000	42,980

		138,837

Capital Markets 8.1%
Bank of New York Mellon	2,499	70,597
Morgan Stanley	2,400	54,648

		125,245

Chemicals 6.2%
E. I. duPont de Nemours	2,200	49,126
Praxair	700	47,103

		96,229

Commercial Banks 2.8%
U.S. Bancorp	3,000	43,830

Communications Equipment 2.4%
Juniper Networks*	2,500	37,650

Diversified Financial Services 8.0%
Bank of America	8,300	56,606
JPMorgan Chase	2,500	66,450

		123,056

Food and Staples Retailing 1.8%
Costco Wholesale	600	27,792

Food Products 3.6%
Tyson Foods (Class A)	6,000	56,340

Health Care Equipment and Supplies 4.6%
Baxter International	800	40,976
Medtronic	1,000	29,470

		70,446

Health Care Providers and Services 2.9%
Humana*	1,700	44,336

Independent Power Producers and Energy Traders 0.9%
AES*	2,500	14,525

Insurance 10.6%
MetLife	2,500	56,925
Prudential Financial	1,500	28,530
Travelers	1,000	40,640
Unum Group	3,000	37,500

		163,595

Machinery 2.3%
Caterpillar	1,300	36,348

Multiline Retail 2.2%
J.C. Penney	1,700	34,119

Oil, Gas and Consumable Fuels 9.0%
Chevron	500	33,620
Marathon Oil	2,000	52,580
Valero Energy	1,400	25,060
Williams Companies	2,500	28,450

		139,710

Pharmaceuticals 5.7%
Bristol-Myers Squibb	4,000	87,680

Road and Rail 2.7%
CSX	500	12,925
Union Pacific	700	28,777

		41,702

Specialty Retail 7.1%
The Gap	4,500	58,455
Lowe’s	2,800	51,100

		109,555

Tobacco 3.8%
Altria Group	1,400	22,428
Philip Morris International	1,000	35,580

		58,008

Total Common Stocks		1,449,003

Money Market Fund 8.3%
SSgA U.S. Treasury Money Market Fund	128,067	128,067

Total Investments 102.0%		1,577,070

Other Assets Less Liabilities (2.0)%		(31,383)

Net Assets 100.0%		$1,545,687

Seligman Smaller-Cap Value Portfolio

	Shares	Value

Common Stocks 100.0%
Aerospace and Defense 3.6%
Cubic	95,000	$2,406,350

Airlines 6.5%
Continental Airlines*	170,000	1,497,700
Delta Air Lines*	500,000	2,815,000

		4,312,700

Beverages 1.3%
Central European Distribution*	80,000	860,800

Chemicals 1.9%
Minerals Technologies	40,000	1,282,000

Commercial Services and Supplies 5.1%
Brink’s	50,000	1,323,000
Waste Connections*	80,000	2,056,000

		3,379,000

Communications Equipment 3.5%
F5 Networks*	110,000	2,304,500

Computers and Peripherals 0.9%
Hypercom*	600,000	576,000

Construction and Engineering 2.5%
Shaw Group*	60,000	1,644,600

Containers and Packaging 1.2%
Owens-Illinois*	55,000	794,200

Diversified Consumer Services 3.3%
Brink’s Home Security Holdings*	50,000	1,130,000
Sotheby’s Holdings (Class A)	120,000	1,080,000

		2,210,000

Electrical Equipment 7.3%
Belden	85,000	1,063,350
EnerSys*	160,000	1,939,200
SunPower (Class B)	35,000	693,000
Thomas & Betts*	46,500	1,163,430

		4,858,980

Energy Equipment and Services 2.7%
Exterran Holdings*	70,000	1,121,400
TETRA Technologies*	210,000	682,500

		1,803,900

Food Products 1.4%
Smithfield Foods*	100,000	946,000

Health Care Providers and Services 1.9%
WellCare Health Plans*	110,000	1,237,500

Health Care Technology 2.2%
Eclipsys*	140,000	1,419,600

Hotels, Restaurants and Leisure 10.0%
Panera Bread (Class A)*	45,000	2,515,500
Penn National Gaming*	90,000	2,173,500
Texas Roadhouse (Class A)*	200,000	1,906,000

		6,595,000

Insurance 17.2%
Aspen Insurance Holdings	120,000	2,695,200
W.R. Berkley	105,000	2,367,750
Endurance Specialty Holdings	50,000	1,247,000
Hanover Insurance Group	70,000	2,017,400
Infinity Property and Casualty	50,000	1,696,500
Lincoln National	200,000	1,338,000

		11,361,850

IT Services 2.8%
CACI International (Class A)*	50,000	1,824,500

Machinery 3.0%
Mueller Industries	90,000	1,952,100

Multiline Retail 4.4%
Fred’s	260,000	2,932,800

Personal Products 2.0%
Herbalife	90,000	1,348,200

Professional Services 3.0%
School Specialty*	112,000	1,970,080

Semiconductors and Semiconductor Equipment 5.6%
Cypress Semiconductor	200,000	1,354,000
ON Semiconductor	263,600	1,028,040
Varian Semiconductor Equipment Associates*	60,950	1,320,177

		3,702,217

Software 6.3%
Lawson Software*	390,000	1,657,500
Quest Software*	200,000	2,536,000

		4,193,500

Specialty Retail 0.4%
Pier 1 Imports*	480,500	269,080

Total Common Stocks		66,185,457

Money Market Fund 0.5%
SSgA U.S. Treasury Money Market Fund	321,003	321,003

Total Investments 100.5%		66,506,460

Other Assets Less Liabilities (0.5)%		(326,737)

Net Assets 100.0%		$66,179,723

*	Non-income producing security.

**	Non-income producing security. Security in default.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

ø	Securities issued by these agencies are neither guaranteed nor insured by the US Government.

øø

The Equity-Linked Notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a) Delta Air Lines, Intel and Mylan

(b) Health Net, Kohl’s and Prudential Financial

‡	At March 31, 2009, these securities, with a total value of $195,087, were held as collateral for the TBA securities in the Investment Grade Fixed Income Portfolio.

#	Floating rate security; the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2009.

##	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

ADR – American Depositary Receipts.

TBA – To-be-announced.

Seligman Portfolios, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2009

1.

Organization – Seligman Portfolios, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end diversified management investment company consisting of nine separate portfolios (the “Portfolios”): Seligman Capital Portfolio (“Capital Portfolio”), Seligman Cash Management Portfolio (“Cash Management Portfolio”), Seligman Common Stock Portfolio (“Common Stock Portfolio”), Seligman Communications and Information Portfolio (“Communications and Information Portfolio”), Seligman Global Technology Portfolio (“Global Technology Portfolio”), Seligman International Growth Portfolio (“International Growth Portfolio”), Seligman Investment Grade Fixed Income Portfolio (“Investment Grade Portfolio”), Seligman Large-Cap Value Portfolio (“Large-Cap Value Portfolio”), and Seligman Smaller-Cap Value Portfolio (“Smaller-Cap Value Portfolio”), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.

Security Valuation – Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by RiverSource Investments, LLC, the Fund’s investment manager (the “Manager”), based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there are no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Technology Portfolio and International Growth Portfolio may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third-party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Investments in money market funds are valued at net asset value.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method in accordance with Rule 2a-7 of the 1940 Act, which approximates fair value.

3.

Fair Value Measurements – Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Portfolios’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value).  Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.  The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Portfolios’ investments and other financial instruments as of March 31, 2009 based on the level of inputs used:

Valuation Inputs	Capital Portfolio	Cash Management Portfolio	Common Stock Portfolio

Level 1 - Quoted Prices in Active Markets for Identical Investments	$5,574,260	$74,340	$2,182,970
Level 2 - Other Significant Observable Inputs	—	8,001,683	5,913
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$5,574,260	$8,076,023	$2,188,883

	Communucations and Information Portfolio		Global Technology Portfolio

Valuation Inputs	Investments	Other Financial Instruments*	Investments	Other Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Investments	$33,075,235	—	$3,285,945	—
Level 2 - Other Significant Observable Inputs	81,892	$(2,936)	472,230	$(50)
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$33,157,127	$(2,936)	$3,758,175	$(50)

	International Growth Portfolio		Investment Grade Fixed Income Portfolio

Valuation Inputs	Investments	Other Financial Instruments*	Investments

Level 1 - Quoted Prices in Active Markets for Identical Investments	$193,476	—	$523,502
Level 2 - Other Significant Observable Inputs	1,052,915	$731	1,424,538
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$1,246,391	$731	$1,948,040

Valuation Inputs	Large-Cap Value Portfolio	Smaller-Cap Value Portfolio

Level 1 - Quoted Prices in Active Markets for Identical Investments	$1,577,070	$66,506,460
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,577,070	$66,506,460

*	Represents foreign currency contracts, which are not reflected in the Schedules of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

4.

Risk – The following risks apply to some or all of the Portfolios. A Portfolio may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Portfolio investing in such companies may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. To the extent that a Portfolio invests a substantial percentage of its assets in an industry, the Portfolio’s performance may be negatively affected if that industry falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. A Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market prices and periods of illiquidity that can negatively impact the valuation of certain issues held by such Portfolio. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

5.

At March 31, 2009, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effect of foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Capital	$6,634,380	$256,951	$1,317,071	$(1,060,120)
Cash Management	8,076,023	—	—	—
Common Stock	2,753,720	66,833	631,670	(564,837)
Communications and Information	41,781,440	624,267	9,251,516	(8,627,249)
Global Technology	4,702,487	102,533	1,046,895	(944,362)
International Growth	1,337,808	23,541	114,227	(90,686)
Investment Grade	2,005,701	33,956	91,617	(57,661)
Large-Cap Value	2,108,578	116,558	648,066	(531,508)
Smaller-Cap Value	104,768,199	4,352,066	42,613,805	(38,261,739)

ITEM 2.	CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN

PATRICK T. BANNIGAN
President and Chief Executive Officer

Date:	May 26, 2009

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	May 26, 2009

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.